Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit / (Loss) for the year	$ 65,597	$ (599,151)	$ (56,656)
Adjustments for:
Revenues recognized on acceptance of cryptocurrencies	(560,506)	(324,503)	(342,250)
Depreciation and amortization	168,119	81,096	75,541
Listing fee			33,151
Share-based payment expenses	38,493	33,968	45,488
(Gains) / losses on disposal of property, plant and equipment and investment properties	144	(108)	11
Changes in fair value of financial assets at fair value through profit or loss	3,662	(1,970)	(3,527)
Change in fair value of derivative liabilities	(444,861)	498,167
Change in fair value of derivative assets	3,543
Change in fair value of holdback shares issued in connection with the FreeChain Acquisition		3,186
Net losses on disposal of mining rigs		13	1,573
Net gains on disposal of cryptocurrencies	(9,741)	(8,188)	(2,061)
Change in fair value of cryptocurrencies – receivables	26,710
Change in fair value of cryptocurrency-settled receivables and payables	631	6,362	(3,305)
Impairment charges	18,451	936	2
Write-down of inventories	3,885
(Gain) / Loss on foreign currency transactions	(3,442)	1,585	1,016
Loss on extinguishment of convertible senior notes	60,403	8,172
Gain on modification of convertible notes			(481)
Loss on disposal of subsidiaries			74
Interest income	(7,605)	(7,871)	(7,953)
Interest accretion on lease liabilities	3,775	3,473	2,605
Interest expense on borrowings	68,797	14,310	2,476
Interest expense on borrowings from a related party	26,750
(Gain) / Loss on lease termination	(68)	197
Income tax (benefits) / expenses	5,233	(2,443)	5,685
Changes in:
Restricted cash	(10,123)	(7,818)	1,956
Trade receivables	(26,540)	12,371	381
Prepayments and other assets	(408,231)	(219,162)	(49,032)
Inventories	(786,891)	(81,196)	(204)
Mining rigs held for sale		1,652	4
Amounts due from related parties	(77)	(5,984)	(111)
Trade payables	67,651	(11,260)	13,603
Deferred revenue	18,449	1,306	3,542
Amounts due to a related party	17	(2)	(283)
Other payables and accruals	695	(10,305)	(5,113)
Cash used in operating activities:	(1,677,080)	(613,167)	(283,868)
Interest paid on leases	(4,028)	(3,473)	(2,605)
Interest paid on borrowings and borrowings from a related party	(64,325)	(3,952)	(2,181)
Interest received	7,797	7,115	7,572
Income tax paid	(1,886)	(8,596)	(1,500)
Income tax refunded	844		10,795
Net cash used in operating activities	(1,738,678)	(622,073)	(271,787)
Cash flows from investing activities
Purchase of property, plant and equipment, investment properties and intangible assets	(232,242)	(119,487)	(63,305)
Payment for mining rigs	(35,441)	(7,731)	(63,041)
Purchase of financial assets at fair value through profit or loss	(5,426)	(2,776)	(4,400)
Proceeds from disposal of financial assets at fair value through profit or loss			31,111
Purchase of cryptocurrencies	(18,159)
Repayments from a related party			322
Lending to a third party			(61)
Proceeds from disposal of property, plant and equipment		298	73
Proceeds from disposal of mining rigs			27
Proceeds from disposal of cryptocurrencies	352,006	248,447	299,128
Cash paid for the site and gas-fired power project in Alberta, Canada	(21,881)
Cash paid for business combinations, net of cash acquired		(6,051)
Net cash generated from investing activities	38,857	112,700	199,854
Cash flows from financing activities
Capital element of lease rentals paid	(7,995)	(9,676)	(5,191)
Net payment related to Business Combination			(7,662)
Proceeds from borrowings	43,472
Repayments of borrowings	(17,009)	(15,000)	(7,000)
Borrowings from a related party	668,000
Repayments of borrowings to a related party	(95,417)
Proceeds from issuance of shares for exercise of share awards	3,517	5,170	412
Proceeds from issuance of ordinary shares and warrants, net of transaction costs	351,347	485,108	9,494
Proceeds from issuance of shares for exercise of warrants	50,000
Payment for the future issuance cost			(942)
Acquisition of treasury shares	(65,010)	(617)	(2,604)
Proceeds from convertible senior notes, net of transaction costs	750,958	554,214
Repayments made in connection with the extinguishment of convertible senior notes	(147,854)	(14,932)
Purchase of capped call instrument	(35,400)
Purchase of zero-strike call option	(129,607)	(160,000)
Net cash generated from / (used in) financing activities	1,369,002	844,267	(13,493)
Net increase / (decrease) in cash and cash equivalents	(330,819)	334,894	(85,426)
Cash and cash equivalents at January 1	476,270	144,729	231,362
Effect of movements in exchange rates on cash and cash equivalents held	3,901	(3,353)	(1,207)
Cash and cash equivalents at December 31	$ 149,352	$ 476,270	$ 144,729